Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Schedule of components of income tax benefit (expense)
Income tax benefit (expense) consisted of the following:

(in millions)	December 31, 2022	December 31, 2021	December 31, 2020
Current income tax expense:
Current income tax benefit (expense)	$(14)	$2	$(29)
Adjustments in respect of current income tax of previous year	(5)	(1)	—
Deferred tax
Net operating and investment allowance carryforwards	(44)	(78)	35
Currency effect on non-monetary assets of subsidiary	(12)	(37)	43
Other change in temporary differences	(11)	36	(37)
Income tax benefit (expense) reported in the consolidated statements of operations	$(86)	$(78)	$12

Reconciliation between tax benefit and accounting profit multiplied by the Company's tax rate
A reconciliation between tax benefit and accounting profit multiplied by the Company’s statutory rate of 0.0% is as follows:

(in millions)	December 31, 2022	December 31, 2021	December 31, 2020
Income (Loss) before income taxes	$1,532	$(176)	$(1,365)
Tax at Enacted Statutory Rate	$—	$—	$—
Foreign tax rate differential	(98)	(75)	59
Adjustments in respect to current income tax of previous years	(5)	(1)	—
Government grants exempt from tax	7	5	13
Deductible expense for tax purpose	—	(1)	(8)
Impact of unrecognized deferred tax assets	57	9	(63)
Non-deductible expenses for tax purposes	(21)	(4)	—
Effects of foreign exchange gains (loss)	(14)	(22)	40
Impact of change in liability for uncertain tax positions	1	7	9
Withholding Tax	(11)	—	(34)
Other effects	(2)	4	(4)
Income tax benefit (expense)	$(86)	$(78)	$12
Effective income tax rate	(5.6)%	44.3%	(0.9)%

schedule of deferred tax assets and liabilities
Components of the Company’s deferred tax assets and liabilities are attributable as follows:

(in millions)	December 31, 2022	December 31, 2021
Accelerated depreciation on property, plant and equipment	$(18)	$(458)
Losses, credits and investment allowances available for offsetting against future taxable income	277	394
Accrued expenses	16	349
Inventory	1	65
Other comprehensive income	(8)	—
Currency effect	—	(8)
Deferred income	—	10
Other	(2)	(1)
Net deferred tax assets	$266	$351

The net deferred tax assets as of December 31, 2022 have been adjusted to reflect a change in classification methodology primarily impacting accrued expenses and accelerated depreciation on property, plant and equipment. There is no change to presentation for balances as of December 31, 2021.

The classification of the net deferred tax assets (liabilities) in the statements of financial position is as follows:

(in millions)	December 31, 2022	December 31, 2021
Deferred tax assets	$292	$353
Deferred tax liabilities(1)	(26)	(2)
Net deferred tax assets	$266	$351
(1) Included in Other non-current liabilities in the statements of financial position.

Schedule of deferred tax assets, net
A reconciliation of deferred taxes, net is as follows:

(in millions)	December 31, 2022	December 31, 2021

Beginning balance	$351	$435
Tax expense recognized to consolidated statements of operations	(67)	(79)
Tax benefit (expense) recognized to other comprehensive income (loss)	(18)	3
Uncertain tax positions and others	—	(8)
Ending balance	$266	$351